Segment Information (Notes)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20. SEGMENT INFORMATION
As of December 31, 2014, the Company had three reportable segments: (1) the U.S., (2) the U.K., and (3) Brazil. Each of the reportable segments is comprised of retail automotive franchises, which sell new vehicles, used vehicles, parts and automotive services, finance and insurance products, and collision centers. The vast majority of the Company’s corporate activities are associated with the operations of the U.S. operating segments and therefore the corporate financial results are included within the U.S. reportable segment.
The reportable segments identified above are the business activities of the Company for which discrete financial information is available and for which operating results are regularly reviewed by its chief operating decision maker to allocate resources and assess performance. The Company’s chief operating decision maker is its Chief Executive Officer. Reportable segment revenue, gross profit, SG&A, depreciation and amortization expense, asset impairment, floorplan interest expense, other interest expense, provision for income taxes, net income and capital expenditures were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014
	U.S.		U.K.	Brazil		Total
	(In thousands)
New vehicle retail sales	$4,669,512		$519,137	$552,970		$5,741,619
Used vehicle retail sales	1,923,740		283,147	117,981		2,324,868
Used vehicle wholesale sales	279,074		82,235	17,834		379,143
Parts and service	966,672		83,747	75,275		1,125,694
Finance and insurance	336,243		18,986	11,336		366,565
Total revenues	8,175,241		987,252	775,396		9,937,889
Gross profit	1,245,907		115,393	86,638		1,447,938
Selling, general and administrative expense	891,693	(1)	90,427	79,844		1,061,964
Depreciation and amortization expense	36,701		3,403	2,240		42,344
Asset impairment	15,570		—	25,950		41,520
Floorplan interest (expense)	(34,060)		(1,662)	(5,892)		(41,614)
Other interest (expense) income, net	(46,516)		(2,065)	(1,112)		(49,693)
Loss on extinguishment of long-term debt	(46,403)		—	—		(46,403)
Income before income taxes	174,964		17,836	(28,400)		164,400
(Provision) benefit for income taxes	(77,715)		(3,561)	9,880	(2)	(71,396)
Net income (loss)	97,249		14,275	(18,520)		93,004
Capital expenditures	88,774		3,679	5,256		97,709
(1) Includes the following, pre-tax: loss due to catastrophic events of $2.8 million and a gain on real estate and dealership transactions of $13.8 million.
(2) Includes the tax impact on deductible goodwill for $3.4 million.

	Year Ended December 31, 2013
	U.S.		U.K.	Brazil (1)		Total
	(In thousands)
New vehicle retail sales	$4,220,913		$441,537	$562,471		$5,224,921
Used vehicle retail sales	1,728,072		221,590	89,766		2,039,428
Used vehicle wholesale sales	236,995		66,077	29,113		332,185
Parts and service	878,951		67,557	64,177		1,010,685
Finance and insurance	288,409		14,028	8,925		311,362
Total revenues	7,353,340		810,789	754,452		8,918,581
Gross profit	1,116,415		93,221	82,910		1,292,546
Selling, general and administrative expense	830,275	(2)	74,777	71,804	(3)	976,856
Depreciation and amortization expense	31,671		2,573	1,582		35,826
Asset impairment	6,542		—	—		6,542
Floorplan interest expense	(33,789)		(1,589)	(6,289)		(41,667)
Other interest (expense) income, net	(37,982)		(1,158)	169		(38,971)
Other expense, net	—		—	(789)		(789)
Income before income taxes	176,156		13,124	2,615		191,895
Provision for income taxes	70,815		3,064	4,024		77,903
Net income (3)	105,340	(4)	10,061	(1,409)	(5)	113,992
Capital expenditures	64,442		1,489	3,285		69,216
(1) Includes financial data from the date of acquisition in February 2013 through December 31, 2013.
(2) Includes the following, pre-tax: loss due to catastrophic events of $12.2 million, a net gain on real estate and dealership transactions of $10.2 million and acquisition costs of $5.2 million.
(3) Includes pre-tax acquisition costs of $1.2 million.
(4) Includes the following, after-tax: loss due to catastrophic events of $7.4 million, net gain on real estate and dealership transactions of $5.4 million, non-cash asset impairment charges of $4.0 million and acquisition costs of $3.2 million, as well as the income tax effect of non-deductible acquisition costs of $1.7 million.
(5) Includes the following, after-tax: income tax effect of reserve for certain deferred tax assets of $3.5 million and acquisition costs of $1.3 million.

	Year Ended December 31, 2012
	U.S.		U.K.	Brazil	Total
	(In thousands)
New vehicle retail sales	$4,004,211		$286,887	$—	$4,291,098
Used vehicle retail sales	1,623,588		133,330	—	1,756,918
Used vehicle wholesale sales	240,789		47,350	—	288,139
Parts and service	833,964		46,106	—	880,070
Finance and insurance	251,458		8,417	—	259,875
Total revenues	6,954,010		522,090	—	7,476,100
Gross profit	1,054,270		62,982	—	1,117,252
Selling, general and administrative expense	796,998	(1)	51,448	—	848,446
Depreciation and amortization expense	29,137		2,397	—	31,534
Asset impairment	7,276		—	—	7,276
Floorplan interest expense	(30,736)		(1,060)	—	(31,796)
Other interest (expense) income, net	(36,831)		(634)	—	(37,465)
Income before income taxes	153,292		7,443	—	160,735
Provision for income taxes	58,794		1,732	—	60,526
Net income	94,498	(2)	5,711	—	100,209
Capital expenditures	61,214		747	—	61,961
(1) Includes the following, pre-tax: loss due to catastrophic events of $4.6 million, acquisition costs of $1.8 million and a net gain on real estate and dealership transactions of $1.5 million.
(2) Includes the following, after tax: non-cash asset impairment charges of $4.4 million, loss due to catastrophic events of $2.9 million and acquisition costs of $1.1 million.

Goodwill and intangible franchise rights and total assets by reportable segment were as follows:

	As of December 31, 2014
	U.S.	U.K.	Brazil	Total
	(In thousands)
Goodwill and intangible franchise rights	$958,144	$43,295	$132,885	$1,134,324
Total assets	$3,529,643	$327,644	$284,205	$4,141,492

	As of December 31, 2013
	U.S.	U.K.	Brazil	Total
	(In thousands)
Goodwill and intangible franchise rights	$828,881	$28,261	$181,666	$1,038,808
Total assets	$3,241,192	$237,960	$340,326	$3,819,478